Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) (Employees Stock Option Scheme, INR)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Employees Stock Option Scheme
Options
Options outstanding, beginning of period	65,443,045		99,872,740		85,924,615
Granted	47,060,000		0		35,603,250
Exercised	(18,903,115)	[1]	(33,459,050)	[1]	(20,559,850)	[1]
Forfeited	(1,017,800)		(848,800)		(879,000)
Lapsed	(105,530)		(121,845)		(216,275)
Options outstanding, end of period	92,476,600		65,443,045		99,872,740
Options exercisable, end of period	46,137,600		56,752,845		56,415,090
Weighted Average Exercise Price
Options outstanding, beginning of period	417.32		389.52		325.27
Granted	679.99		0.00		468.67
Exercised	382.63	[1]	333.87	[1]	257.91	[1]
Forfeited	618.30		461.85		439.76
Lapsed	247.18		236.79		199.60
Options outstanding, end of period	556.06		417.32		389.52
Options exercisable, end of period	431.59		409.46		332.53
Weighted average fair value of options granted during the year	258.53		0.00		163.43

[1]	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares. As of March 31, 2014 excludes 728,290 options of equity shares allotted which were exercised in previous year.